Investments - Schedule of Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investments [Line Items]
Consideration paid for equity method investments		¥ 118,801		¥ 126,958
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount		55,201	$ 8,003	0	¥ 0
Available For Sale Securities Debt Securities	[1]	384,076		157,160
Unrealized securities holding gain, net of tax		85,997	$ 12,468	0	¥ 0
Debt Investment [Member]
Investments [Line Items]
Available For Sale Securities Debt Securities		125,743		157,160
Unrealized securities holding gain, net of tax		¥ 85,997		¥ 0

[1]	In 2021, the Group made an investment in debt securities (i.e. certain preferred shares) of a privately-held investee company at a total cash consideration of RMB157,160 (“Debt Investment”). In 2022, the Group additionally made investments of RMB125,743 in this same investee. Given that the preferred stock will become redeemable simply by the passage of time and the intention of the Group is to hold and consider a future disposal, the investment is accounted for as an available-for-sale debt investment (see Note 2(k)), wherein the investment is carried at fair value with realized or unrealized gains or losses recorded in accumulative other comprehensive (loss) income. For the years ended December 31, 2021 and 2022, the unrealized securities holding gain, net of tax of nil and RMB85,997, was reported in other comprehensive income.